ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
Restricted Cash, Current	$ 4,314	$ 1,185	$ 267,500
Restricted Cash, Noncurrent		$ 3,159	$ 9,713
PRC Domestic Entities | Asset Pledged as Collateral
ORGANIZATION AND BASIS OF PRESENTATION
Restricted Cash, Current	2,551
Property and equipment pledged as collateral	$ 252,308